Consolidated Balance Sheets		Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Current assets
Cash and cash equivalents		$ 4,693,236	$ 6,054,617	$ 6,646,788
Accounts receivable, net		12,018,863	15,505,209	11,547,018
Inventories, net		6,289,002	8,113,271	7,578,048
Other receivables		763,206	984,591	645,462
Advance to supplier		2,359,304	3,043,674	800,000
Total current assets		26,671,369	34,408,009	27,454,127
Non-current assets
Financial instrument		181,164	233,715	236,771
Loan receivables		1,868,778	2,410,860	5,180,380
Property, plant and equipment, net		5,817,949	7,505,578	6,399,557
Right-of-use assets – operating leases		3,151,260	4,065,355	4,420,627
Total non-current assets		11,019,151	14,215,508	16,237,335
Total assets		37,690,520	48,623,517	43,691,462
Current liabilities
Bank loans, current portion		377,704	487,266	400,016
Finance lease liabilities, current portion		159,954	206,352	199,320
Accounts payable		6,869,355	8,861,968	7,571,503
Operating lease liabilities, current portion		1,173,033	1,513,298	1,298,058
Other payables		1,308,885	1,688,558	2,208,350
Provision for income taxes		663,864	856,433	454,005
Total current liabilities		10,552,795	13,613,875	12,131,252
Non-current liabilities:
Bank loans, non-current portion		2,727,309	3,518,428	2,834,183
Finance lease liabilities, non-current portion		486,155	627,176	593,510
Operating lease liabilities, non-current portion		2,181,890	2,814,797	3,363,357
Deferred tax liabilities		1,121	1,446	1,446
Total non-current liabilities		5,396,475	6,961,847	6,792,496
Total liabilities		15,949,270	20,575,722	18,923,748
Commitments and contingencies (Note 20)
Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares, issued 14,500,000 and 14,500,000 shares outstanding as of March 31, 2025 and March 31, 2026, respectively	[1]	1,533	1,978	1,978
Additional paid-in capital		8,823,222	11,382,600	11,382,600
Retained earnings		13,205,041	17,035,463	13,444,178
Accumulated other comprehensive losses		(288,546)	(372,246)	(61,042)
Total shareholders’ equity		21,741,250	28,047,795	24,767,714
Total liabilities and shareholders’ equity		37,690,520	48,623,517	43,691,462
Related Party
Current assets
Advances to related parties		$ 547,758	$ 706,647	$ 236,811

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 16.